SCHEDULE OF INCOME TAX (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current income tax expense (benefit)
Federal					$ (25,778)	$ (17,835)
State					31,068	30,572
Total current income tax expense (benefit)					5,290	12,737
Deferred income tax expense
Federal					424,119	40,279
State					33,761	7,839
Total deferred income tax expense					457,880	48,118
Total income tax (benefit) expense	$ 26,630	$ 53,910	$ 44,687	$ 28,501	$ 463,170	$ 60,855